Report of Directors Financial Review Risk Report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(4,593)	(4,618)
ECL income statement change for the period	(4,900)	(4,800)
Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(2,688)	(2,413)
ECL income statement change for the period	(2,900)	(2,600)
Increase (decrease) in financial assets, sensitive portfolios	300
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,905)	(2,205)
ECL income statement change for the period	(2,000)	$ (2,200)
Increase (decrease) in financial assets, sensitive portfolios	$ (300)
Consensus central scenario
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus central scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%
Consensus central scenario | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	$ (2,646)	$ (2,351)
ECL income statement change for the period	0	(100)
Consensus central scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,778)	(2,031)
ECL income statement change for the period	$ 0	$ (200)
Consensus upside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus upside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%
Consensus upside scenario | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	$ (2,570)	$ (2,285)
ECL income statement change for the period	(100)	(100)
Consensus upside scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,477)	(1,612)
ECL income statement change for the period	$ (300)	$ (600)
Consensus downside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus downside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%
Consensus downside scenario | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	$ (2,735)	$ (2,440)
ECL income statement change for the period	0	0
Consensus downside scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(2,399)	(2,877)
ECL income statement change for the period	$ 600	$ 700
Downside 2 scenario
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%
Downside 2 scenario | Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	$ (3,637)	$ (3,928)
ECL income statement change for the period	900	1,500
Downside 2 scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(4,485)	(6,555)
ECL income statement change for the period	$ 2,700	$ 4,300